Document And Entity Information	Nov. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 04, 2025
Entity Registrant Name	Trex Company Inc
Entity Central Index Key	0001069878
Entity Emerging Growth Company	false
Entity File Number	001-14649
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	2500 Trex Way
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22601
City Area Code	540
Local Phone Number	542-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TREX
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 to Trex Company Inc.'s Current Report on Form 8-K is furnished to include a transcript of the earnings conference call held on November 4, 2025.